SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Financial Instruments Subject to Mandatory Redemption by Settlement Terms [Line Items]
Cash	$ 7,095		$ 7,095		$ 28,560	$ 659,035
Trust account balance	53,011,509		53,011,509		50,880,604	70,418,228
Interest earned from the trust account	684,600	$ 954,788	1,893,221	$ 2,592,461	3,580,311	38,228
Offering costs					3,734,630
Unrecognized tax benefits	0		0		0	0
Accrued for interest and penalties	0		0		0	0
Federal Depository Insurance Coverage	250,000		250,000		250,000
Cash held in trust escrow account not yet deposited	55,000		55,000
Common Stock Subject to Mandatory Redemption [Member]
Financial Instruments Subject to Mandatory Redemption by Settlement Terms [Line Items]
Common stock subject to possible redemption value	$ 53,066,509		$ 53,066,509		$ 50,880,604	$ 70,380,000